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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Permit Capital, LLC
Address: One Tower Bridge 100 Front Street, Suite 900
         West Conshohocken, PA 19428

Form 13F File Number: 28-11062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul A. Frick
Title:   Vice President
Phone:   (610) 941-5006

Signature, Place, and Date of Signing:

 /s/ Paul A. Frick         West Conshohocken, PA              08/03/06
-------------------  ------------------------------      -------------------
    [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     No.   Form 13F File Number       Name
     ---   --------------------       ----
     1     28-2635                    Gardner Russo & Gardner

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: $224,524
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number       Name
---   --------------------       ----
2     28-11063                   Permit Capital GP, L.P.

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
     COLUMN 1           COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
     --------        -------------- --------- --------- ------------------- ---------- -------- ----------------
                                                                                                VOTING AUTHORITY
                                                VALUE    SHRS OR  SHR/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER       TITLE OF CLASS  CUSIP    (x$1,000)  PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------       -------------- --------- --------- --------- ---- ---- ---------- -------- ---- ------ ----
AMERICAN INTL GROUP
  INC...............      COM       026874107     3,210    55,000  SH         OTHER        2     X
AMERICAN TOWER SYS
  CORP..............     CL A       029912201    53,139 1,705,922  SH         OTHER        2     X
BLOUNT INTL INC NEW.      COM       095180105     1,171   104,700  SH         OTHER        2     X
BORG WARNER
  AUTOMOTIVE INC....      COM       099724106     1,125    18,500  SH         OTHER        2     X
CITIGROUP INC.......      COM       172967101     2,978    62,200  SH         OTHER        2     X
CUMMINS INC.........      COM       231021106     2,080    18,000  SH         OTHER        2     X
DELL INC............      COM       24702R101     1,107    51,000  SH         OTHER        2     X
EASTMAN CHEM CO.....      COM       277432100     1,109    21,500  SH         OTHER        2     X
HERCULES INC........      COM       427056106     1,213    81,700  SH         OTHER        2     X
IPASS INC...........      COM       46261V108       581   121,513  SH         OTHER        2     X
JOHNSON & JOHNSON...      COM       478160104     2,320    38,500  SH         OTHER        2     X
LIBERTY MEDIA HOLDG
  CORP.............. CAP COM SER A  53071M302     1,151    13,760  SH         OTHER        2     X
LIBERTY MEDIA HOLDG
  CORP.............. INT COM SER A  53071M104     1,767   104,800  SH         OTHER        2     X
MOTOROLA INC........      COM       620076109     1,385    72,700  SH         OTHER        2     X
PFIZER INC..........      COM       717081103     2,779   121,500  SH         OTHER        2     X
SBA COMMUNICATIONS
  CORP..............      COM       78388J106   138,282 5,723,591  SH         OTHER        2     X
SPRINT NEXTEL
  CORPORATION.......    COM FON     852061100     2,058   107,000  SH         OTHER        2     X
TYCO INTERNATIONAL
  LTD NEW...........      COM       902124106     1,173    44,000  SH         OTHER        2     X
ALTRIA GROUP INC....      COM       02209S103       881    12,000  SH         OTHER      1,2     X
AMERICAN INTL GROUP
  INC...............      COM       026874107       384     6,500  SH         OTHER      1,2     X
BERKSHIRE HATHAWAY
  INC DEL...........     CL A       084670108       733         8  SH         OTHER      1,2     X
BLOCK H & R INC.....      COM       093671105       284    11,900  SH         OTHER      1,2     X
BROWN FORMAN CORP...     CL A       115637100       366     5,100  SH         OTHER      1,2     X
CITIGROUP INC.......      COM       172967101       290     6,000  SH         OTHER      1,2     X
COMCAST CORP NEW....   CL A SPL     20030N200       508    15,500  SH         OTHER      1,2     X
KRAFT FOODS INC.....     CL A       50075N104        55     1,775  SH         OTHER      1,2     X
MARTIN MARIETTA
  MATLS INC.........      COM       573284106       474     5,200  SH         OTHER      1,2     X
MCCLATHY CO.........     CL A       579489105       241     6,000  SH         OTHER      1,2     X
SCHWEITZER-MAUDUIT
  INTL INC..........      COM       808541106       108     5,000  SH         OTHER      1,2     X
SCRIPPS E W CO OHIO.     CL A       811054204       324     7,500  SH         OTHER      1,2     X
UST INC.............      COM       902911106       461    10,200  SH         OTHER      1,2     X
WASHINGTON POST CO..     CL B       939640108       351       450  SH         OTHER      1,2     X
WELLS FARGO & CO NEW      COM       949746101       436     6,500  SH         OTHER      1,2     X

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